December 31, 2009

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Meehan Mutual Funds, Inc.
File Nos. 333-86655 and 811-9575
Post-Effective Amendment No. 12

Dear Sir or Madam:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (“1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of Meehan Mutual Funds, Inc. (“Fund”) is Post-Effective Amendment No. 12 to the Fund’s currently effective Registration Statement on Form N-1A.  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Fund.

The purposes of this filing are to (1) reflect the amendments made to the Form N-1A by the U.S. Securities and Exchange Commission; (2) update other information and make other non-material changes to the Fund’s prospectus and statement of additional information.  The Fund will file by subsequent amendment its financial statements for the fiscal year ending October 31, 2009.

The Fund requests that this filing be made effective March 1, 2010, pursuant to Rule 485(a)(1) under the 1933 Act.  If you have any questions or comments concerning the foregoing, please call me at (202) 778-9195.

Very truly yours,

/s/ Kevin P. Christy

Kevin P. Christy
Attachments

cc:  Paul P. Meehan
Edgemoor Investment Advisors, Inc.